Segment Information, Reconciliation of Total Segment Assets to Total Assets (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Segment Information [Abstract]
Total assets		$ 605,041,979	$ 633,148,570
Cash and cash equivalents		111,383,645	100,593,557
Total assets from continuing operations		605,041,979	475,669,466
Total assets from discontinued operations		0	157,479,104
Operating Segment [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
Total assets from continuing operations		259,759,770	339,780,007
Operating Segment [Member] | Container Ship Segment [Member]
Segment Information [Abstract]
Total assets from continuing operations		46,202,603	52,872,276
Segment Reconciling Items [Member]
Segment Information [Abstract]
Cash and cash equivalents	[1]	103,822,505	82,336,438
Prepaid expenses and other assets	[1]	$ 195,257,101	$ 680,745

[1]	Refers to assets of other, non-vessel owning, entities included in the consolidated financial statements.